1001 West Fourth St. Winston-Salem NC 27101-2400 t 336 607 7300 f 336 607 7500 www.KilpatrickTownsend.com

September 24, 2021	Jeffrey T. Skinner direct dial 336 607 7512 direct fax 336 734 2608 JSkinner@KilpatrickTownsend.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Connors Funds (the “Trust”) (file number not yet assigned); on behalf of the Connors Hedged Equity Fund (“Fund”), a series of the Trust

Ladies and Gentlemen:

Transmitted for filing is the Form N-8A Notification of Registration under the Investment Company Act of 1940, as amended, for the Trust. Also being transmitted concurrently with the Form N-8A Notification of Registration is the Registration Statement on Form N-1A for the Fund. Pursuant to Securities Act Release No. 33-7331, no fees are being paid with these filings.

Please contact the undersigned at 336-607-7512 with any questions or comments regarding this filing.

Sincerely,

/s/ Jeffrey T. Skinner
Jeffrey T. Skinner